Income Tax (Provision/(Benefit) for Taxes) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal	$ 129	$ 80	$ 53
Current State and Local	13	6	6
Current Non-United States	20	27	9
Current Total	162	113	68
Deferred Federal	(2)	10	61
Deferred State and Local	1	4	(5)
Deferred Non-United States	(7)	(1)	2
Deferred Income Taxes	(8)	13	58
Total Provision	$ 154	$ 126	$ 126